UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

STKd 100% MSTR & 100% COIN ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2025

STKd 100% MSTR & 100% COIN ETF

Ticker: APED (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the STKd 100% MSTR & 100% COIN ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/aped/. You can also request this information by contacting us at (844) 599-9888 or by writing to STKd 100% MSTR & 100% COIN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% MSTR & 100% COIN ETF	$54	1.29%
The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$1,582
Number of Holdings	3
Total Advisory Fee	$3,914
Portfolio Turnover Rate	0%

Security Type - Investments &

Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of June 30, 2025)

Top Holdings	(Percentage of Net Assets)
First American Government Obligations Fund - Class X, 4.25%	16.1
Coinbase Global, Inc. Swap	0.0*
MicroStrategy, Inc. Swap	0.0*
*	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://quantifyfunds.com/singlestocketfpairs/aped/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

STKd 100% NVDA & 100% AMD ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2025

STKd 100% NVDA & 100% AMD ETF

Ticker: LAYS (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the STKd 100% NVDA & 100% AMD ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/lays/. You can also request this information by contacting us at (844) 599-9888 or by writing to STKd 100% NVDA & 100% AMD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% NVDA & 100% AMD ETF	$55	1.29%
The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$1,624
Number of Holdings	3
Total Advisory Fee	$4,195
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of June 30, 2025)

Top Holdings	(Percentage of Net Assets)
First American Government Obligations Fund - Class X, 4.25%	24.8
Advanced Micro Devices, Inc. Swap	0.0*
NVIDIA Corp. Swap	0.0*
*	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://quantifyfunds.com/singlestocketfpairs/lays/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

STKd 100% SMCI & 100% NVDA ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2025

STKd 100% SMCI & 100% NVDA ETF

Ticker: SPCY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the STKd 100% SMCI & 100% NVDA ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/spcy/. You can also request this information by contacting us at (844) 599-9888 or by writing to STKd 100% SMCI & 100% NVDA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% SMCI & 100% NVDA ETF	$51	1.29%
The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$714
Number of Holdings	3
Total Advisory Fee	$1,937
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of June 30, 2025)

Top Holdings	(Percentage of Net Assets)
First American Government Obligations Fund - Class X, 4.25%	10.3
NVIDIA Corp. Swap	0.0*
Super Micro Computers, Inc. Swap	0.0*
*	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://quantifyfunds.com/singlestocketfpairs/spcy/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

STKd 100% UBER & 100% TSLA ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2025

STKd 100% UBER & 100% TSLA ETF

Ticker: ZIPP (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the STKd 100% UBER & 100% TSLA ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/zipp/. You can also request this information by contacting us at (844) 599-9888 or by writing to STKd 100% UBER & 100% TSLA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% UBER & 100% TSLA ETF	$47	1.29%
The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$618
Number of Holdings	3
Total Advisory Fee	$2,082
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of June 30, 2025)

Top Holdings	(Percentage of Net Assets)
First American Government Obligations Fund - Class X, 4.25%	4.5
Tesla, Inc. Swap	0.0*
Uber Technologies, Inc. Swap	0.0*
*	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://quantifyfunds.com/singlestocketfpairs/zipp/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

June 30, 2025 (Unaudited)

Tidal TrustII
• STKd 100% MSTR & 100% COIN ETF | APED | The Nasdaq Stock Market, LLC
• STKd 100% NVDA & 100% AMD ETF | LAYS | The Nasdaq Stock Market, LLC
• STKd 100% SMCI & 100% NVDA ETF | SPCY | The Nasdaq Stock Market, LLC
• STKd 100% UBER & 100% TSLA ETF | ZIPP | The Nasdaq Stock Market, LLC

STKd ETFs

Schedule of Investments	STKd 100% MSTR & 100% COIN ETF
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 16.1%	Shares	Value
Money Market Funds - 16.1%
First American Government Obligations Fund - Class X, 4.25%(a)	254,042	$254,042
TOTAL SHORT-TERM INVESTMENTS (Cost $254,042)		254,042

TOTAL INVESTMENTS - 16.1% (Cost $254,042)		254,042
Other Assets in Excess of Liabilities - 83.9%		1,327,535
TOTAL NET ASSETS - 100.0%		$1,581,577
Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

1

Schedule of Total Return Swap Contracts	STKd 100% MSTR & 100% COIN ETF
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Coinbase Global, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + (5.00)%	Monthly	04/06/2026	$1,572,298	$0
MicroStrategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + (15.00)%	Monthly	04/06/2026	1,576,901	0
Net Unrealized Appreciation (Depreciation)							$0

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

2

Schedule of Investments	STKd 100% NVDA & 100% AMD ETF
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 24.8%	Shares	Value
Money Market Funds - 24.8%
First American Government Obligations Fund - Class X, 4.25%(a)	403,218	$403,218
TOTAL SHORT-TERM INVESTMENTS (Cost $403,218)		403,218

TOTAL INVESTMENTS - 24.8% (Cost $403,218)		403,218
Other Assets in Excess of Liabilities - 75.2%		1,220,627
TOTAL NET ASSETS - 100.0%		$1,623,845

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

3

Schedule of Total Return Swap Contracts	STKd 100% NVDA & 100% AMD ETF
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Monthly	04/06/2026	$1,624,187	$0
NVIDIA Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Monthly	04/06/2026	1,620,977	0
Net Unrealized Appreciation (Depreciation)							$0

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

4

Schedule of Investments	STKd 100% SMCI & 100% NVDA ETF
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 10.3%	Shares	Value
Money Market Funds - 10.3%
First American Government Obligations Fund - Class X, 4.25%(a)	73,327	$73,327
TOTAL SHORT-TERM INVESTMENTS (Cost $73,327)		73,327

TOTAL INVESTMENTS - 10.3% (Cost $73,327)		73,327
Other Assets in Excess of Liabilities - 89.7%		640,180
TOTAL NET ASSETS - 100.0%		$713,507

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

5

Schedule of Total Return Swap Contracts	STKd 100% SMCI & 100% NVDA ETF
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NVIDIA Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Monthly	04/06/2026	$714,273	$0
Super Micro Computers, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly	04/06/2026	713,733	0
Net Unrealized Appreciation (Depreciation)							$0

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments	STKd 100% UBER & 100% TSLA ETF
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 4.5%	Shares	Value
Money Market Funds - 4.5%
First American Government Obligations Fund - Class X, 4.25%(a)	27,937	$27,937
TOTAL SHORT-TERM INVESTMENTS (Cost $27,937)		27,937

TOTAL INVESTMENTS - 4.5% (Cost $27,937)		27,937
Other Assets in Excess of Liabilities - 95.5%		590,000
TOTAL NET ASSETS - 100.0%		$617,937

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

7

Schedule of Total Return Swap Contracts	STKd 100% UBER & 100% TSLA ETF
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Tesla, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Monthly	04/06/2026	$615,307	$0
Uber Technologies, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Monthly	04/06/2026	617,366	0
Net Unrealized Appreciation (Depreciation)							$0

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

8

Statements of Assets and Liabilities	STKd ETFs
June 30, 2025 (Unaudited)

	STKd 100% MSTR & 100% COIN ETF	STKd 100% NVDA & 100% AMD ETF	STKd 100% SMCI & 100% NVDA ETF	STKd 100% UBER & 100% TSLA ETF
ASSETS:
Investments, at value (Note 2)	$254,042	$403,218	$73,327	$27,937
Cash	1,410,232	1,229,261	623,039	480,990
Deposit at broker for swap contracts	211,347	210,438	223,315	379,859
Interest receivable	216	964	117	155
Total assets	1,875,837	1,843,881	919,798	888,941

LIABILITIES:
Payable for swap contracts	292,985	218,630	205,665	270,385
Payable to adviser (Note 4)	1,275	1,406	626	619
Total liabilities	294,260	220,036	206,291	271,004
NET ASSETS	$1,581,577	$1,623,845	$713,507	$617,937

NET ASSETS CONSISTS OF:
Paid-in capital	$1,000,000	$1,000,000	$500,000	$500,000
Total distributable earnings	581,577	623,845	213,507	117,937
Total net assets	$1,581,577	$1,623,845	$713,507	$617,937
Net assets	$1,581,577	$1,623,845	$713,507	$617,937
Shares issued and outstanding(a)	50,000	50,000	25,000	25,000
Net asset value per share	$31.63	$32.48	$28.54	$24.72

COST:
Investments, at cost	$254,042	$403,218	$73,327	$27,937

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

9

Statements of Operations	STKd ETFs
For the Period Ended June 30, 2025 (Unaudited)

	STKd 100% MSTR & 100% COIN ETF(a)	STKd 100% NVDA & 100% AMD ETF(a)	STKd 100% SMCI & 100% NVDA ETF(a)	STKd 100% UBER & 100% TSLA ETF(a)
INVESTMENT INCOME:
Dividend income	$1,467	$3,429	$1,151	$1,270
Total investment income	1,467	3,429	1,151	1,270

EXPENSES:
Investment advisory fee (Note 4)	3,914	4,195	1,937	2,082
Total expenses	3,914	4,195	1,937	2,082
NET INVESTMENT LOSS	(2,447)	(766)	(786)	(812)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	584,024	624,611	214,293	118,749
Net realized gain (loss)	584,024	624,611	214,293	118,749
Net change in unrealized appreciation (depreciation) on: Swap contracts
Net change in unrealized appreciation (depreciation)	—	—	—	—
Net realized and unrealized gain (loss)	584,024	624,611	214,293	118,749
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$581,577	$623,845	$213,507	$117,937

(a)	Inception date of the Fund was March 5, 2025.

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets	STKd ETFs

	STKd 100% MSTR & 100% COIN ETF	STKd 100% NVDA & 100% AMD ETF	STKd 100% SMCI & 100% NVDA ETF	STKd 100% UBER & 100% TSLA ETF
	Period ended June 30, 2025(a) (Unaudited)	Period ended June 30, 2025(a) (Unaudited)	Period ended June 30, 2025(a) (Unaudited)	Period ended June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(2,447)	$(766)	$(786)	$(812)
Net realized gain (loss)	584,024	624,611	214,293	118,749
Net change in unrealized appreciation (depreciation)	—	—	—	—
Net increase (decrease) in net assets from operations	581,577	623,845	213,507	117,937

CAPITAL TRANSACTIONS:
Subscriptions	1,000,000	1,000,000	500,000	500,000
Net increase (decrease) in net assets from capital transactions	1,000,000	1,000,000	500,000	500,000

NET INCREASE (DECREASE) IN NET ASSETS	1,581,577	1,623,845	713,507	617,937

NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$1,581,577	$1,623,845	$713,507	$617,937

SHARES TRANSACTIONS
Subscriptions	50,000	50,000	25,000	25,000
Total increase (decrease) in shares outstanding	50,000	50,000	25,000	25,000

(a)	Inception date of the Fund was March 5, 2025.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights	STKd 100% NVDA & 100% AMD ETF
For a share outstanding throughout the period presented

Period ended June 30, 2025(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	12.50
Total from investment operations	12.48

Net asset value, end of period	$32.48
TOTAL RETURN(d)	62.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,624
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.24)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was March 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

12

Financial Highlights	STKd 100% MSTR & 100% COIN ETF
For a share outstanding throughout the period presented

Period ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	11.68
Total from investment operations	11.63

Net asset value, end of period	$31.63
TOTAL RETURN(d)	58.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,582
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.81)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was March 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights	STKd 100% SMCI & 100% NVDA ETF
For a share outstanding throughout the period presented

Period ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	12.50
Total from investment operations	12.48

Net asset value, end of period	$32.48
TOTAL RETURN(d)	62.38%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,624
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.24)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was March 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights	STKd 100% UBER & 100% TSLA ETF
For a share outstanding throughout the period presented

Period ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	8.57
Total from investment operations	8.54

Net asset value, end of period	$28.54
TOTAL RETURN(d)	42.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$714
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.52)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was March 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights	STKd 100% MSTR & 100% COIN ETF
June 30, 2025 (Unaudited)

Period ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	4.75
Total from investment operations	4.72

Net asset value, end of period	$24.72
TOTAL RETURN(d)	23.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$618
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.50)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was March 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

16

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The STKd 100% MSTR & 100% COIN ETF (the “APED ETF”), STKd 100% NVDA & 100% AMD ETF (the “LAYS ETF”), STKd 100% SMCI & 100% NVDA ETF (the “SPCY ETF”), and STKd 100% UBER & 100% TSLA ETF (the “ZIPP ETF”) (each a "Fund", and collectively the "Funds") are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Quantify Chaos Advisors, LLC (the "Sub-Adviser"), serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on March 5, 2025.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying reference asset, which may include individual stocks, baskets of securities, market indices, exchange-traded funds, or other financial instruments, that the contract is tracking.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

17

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2025:

APED ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$254,042	$—	$—	$254,042
Total Investments	$254,042	$—	$—	$254,042

Other Financial Instruments:
Total Return Swaps*	$0	$—	$—	$0
Total Other Financial Instruments	$0	$—	$—	$0

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

LAYS ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$403,218	$—	$—	$403,218
Total Investments	$403,218	$—	$—	$403,218

Other Financial Instruments:
Total Return Swaps*	$0	$—	$—	$0
Total Other Financial Instruments	$0	$—	$—	$0

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

SPCY ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$73,327	$—	$—	$73,327
Total Investments	$73,327	$—	$—	$73,327

Other Financial Instruments:
Total Return Swaps*	$0	$—	$—	$0
Total Other Financial Instruments	$0	$—	$—	$0

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

18

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

ZIPP ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$27,937	$—	$—	$27,937
Total Investments	$27,937	$—	$—	$27,937

Other Financial Instruments:
Total Return Swaps*	$0	$—	$—	$0
Total Other Financial Instruments	$0	$—	$—	$0

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company ("RIC") and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of June 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Derivative Investments. Each Fund may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or cash equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

19

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Fund	Instrument	Average Notional Amount
APED ETF	Total Return Swaps	$2,096,205
LAYS ETF	Total Return Swaps	2,212,874
SPCY ETF	Total Return Swaps	974,930
ZIPP ETF	Total Return Swaps	1,078,344

Statements of Assets and Liabilities

Fair value of derivative instruments as of June 30, 2025:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet
		Unrealized appreciation on swap contracts		Unrealized depreciation on swap contracts
	Total Return Swaps		Total Return Swaps
APED ETF	Equity Risk	$—	Equity Risk	$—
LAYS ETF	Equity Risk	—	Equity Risk	—
SPCY ETF	Equity Risk	—	Equity Risk	—
ZIPP ETF	Equity Risk	—	Equity Risk	—

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2025:

	Realized		Change in Unrealized
Fund:	Instrument:	Location:	Instrument:	Location:
	Swap contracts	Net realized gain (loss) from swap contracts		Net change in unrealized appreciation (depreciation) on swap contracts
APED ETF	Equity Risk	$584,024	Equity Risk	$—
LAYS ETF	Equity Risk	624,611	Equity Risk	—
SPCY ETF	Equity Risk	214,293	Equity Risk	—
ZIPP ETF	Equity Risk	118,749	Equity Risk	—

20

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Advanced Micro Devices, Inc. (“AMD”) Risk (LAYS ETF Only). The Fund may invest in swap contracts and options that are based on the share price of AMD. This subjects the Fund to the risk that AMD’s share price decreases. If the share price of AMD decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of AMD, the Fund may also be subject to the following risks:

•	Indirect Investment in AMD Risk. AMD is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of AMD but will be exposed to the performance of AMD (an “Underlying Security”). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

21

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

•	AMD Trading Risk. The trading price of AMD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMD may be traded by short sellers which may put pressure on the supply and demand for the common stock of AMD, further influencing volatility in its market price. Public perception and other factors outside of the control of AMD may additionally impact AMD’s stock price due to AMD garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AMD in the past. While AMD continues to defend such actions, any judgment against AMD, or any future stockholder litigation could result in substantial costs and a diversion of the management of AMD’s attention and resources. If AMD trading is halted, trading in Shares of the APED Fund may be impacted, either temporarily or indefinitely.

•	AMD Performance Risk. AMD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMD to decline. AMD provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AMD provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AMD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AMD could decline significantly.

•	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Coinbase Global, Inc. (“COIN”) Risk (APED ETF Only). The Fund may invest in swap contracts and options that are based on the share price of COIN. This subjects the Fund to the risk that COIN’s share price decreases. If the share price of COIN decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of COIN, the Fund may also be subject to the following risks:

•	Indirect Investment in COIN Risk. COIN is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of COIN but will be exposed to the performance of COIN (an Underlying Security). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

•	COIN Trading Risk. The trading price of COIN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of COIN may be traded by short sellers which may put pressure on the supply and demand for the common stock of COIN, further influencing volatility in its market price. Public perception and other factors outside of the control of COIN may additionally impact it’s stock price due to it garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against COIN in the past. While COIN continues to defend such actions, any judgment against COIN, or any future stockholder litigation could result in substantial costs and a diversion of the management of it’s attention and resources. If COIN trading is halted, trading in Shares of the COIN Fund may be impacted, either temporarily or indefinitely.

22

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

•	COIN Performance Risk. COIN may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of COIN to decline. COIN provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance COIN provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If COIN’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by COIN could decline significantly.

•	Digital Assets Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with digital assets by virtue of its investments in swaps and options contracts that reference COIN. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, digital asset companies may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Further, digital asset companies may be subject to the risks posed by conflicting intellectual property claims among digital assets, which may reduce confidence in the viability of a digital asset. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile. Digital assets may be traded on trading platforms that are unregulated and often located outside the United States. Digital asset trading platforms may stop operating or permanently shut down due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises or failures in the underlying blockchain, ledger or software. Digital Assets are also at risk of possible manipulation and vulnerabilities surrounding the use of third-party products, which may be subject to technical defects beyond a company’s control. Further, digital assets are not maintained in traditional custodial arrangements, and instead are typically held in “wallets,” which are public digital addresses accessible only by “private keys.” If a private key is stolen, lost, damaged or destroyed, the digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. Over their short history, digital assets have experienced tremendous price volatility compared to traditional asset classes, and may experience significant illiquidity in stressed market conditions. The values of digital assets should not be expected to be connected or correlated to traditional economic or market forces, and the value of the investments in digital assets could decline rapidly, including to zero, as a digital asset may decline in popularity, acceptance or use, thereby impairing its price.
•	COIN Regulatory Risk. Crypto asset trading platforms may be operating out of compliance with applicable laws and regulations. Such crypto asset trading platforms are, or may become, subject to enforcement actions by regulatory authorities. Any such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. The SEC has brought an enforcement action alleging that COIN provides, among other things: a trading platform that operates as an unregistered broker, unregistered exchange, and an unregistered clearing agency, a prime broker that operates as an unregistered broker; and a crypto asset staking program that constitutes the unregistered offer and sale of an investment contract, and thus a security.

•	Financials Companies Risk. Financial companies, such as retail and commercial banks, brokerage firms, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of changes in capital requirements, or recent or future regulation, on any financial company or on the financials sector as a whole cannot be predicted. The financials sector can be a target or cyberattacks, and may experience technology malfunctions and disruptions. These risks may be amplified for companies that operate online and digital platforms. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector.

23

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

•	Blockchain Related Company Risk. The performance of COIN, and consequently the Fund’s performance, is subject to the risks relating to companies engaged in blockchain related activities. The “blockchain” is a peer to peer, shared, digital ledger that facilitates the process of recording transactions and tracking assets. Crypto assets are digital assets that use blockchain technology to record and secure every transaction. Blockchain technology is new and its uses are in many cases untested or unclear. Blockchain related companies involved in crypto assets may face volatile rates of adoption and face intense competition and potentially rapid product obsolescence. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a service may increase as the spot price of digital assets increase. Many blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some blockchain related companies and could even result in the outright prohibition of certain business activities. Any further restrictions imposed by governments on crypto asset related activities may adversely impact blockchain companies. In contrast, a higher level of certainty relating to governmental regulation could serve to enhance the performance of certain blockchain-related companies. In addition, many blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third-party, could irrevocably impair a claim to the digital assets stored on that blockchain.

Derivatives Risks. Each Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Funds may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of each Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact each Fund’s after-tax returns.

•	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether each Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with each Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, each Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering each Fund’s return.

The swap agreements in which the Funds invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in an individual stock, basket of securities, market indices, exchange-traded funds, or other financial instruments, that the contract is tracking.

If an Underlying Security has a dramatic move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

24

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

•	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which each Fund invests are substantially influenced by the value of the Underlying Security. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by each Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as each Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate enough proceeds to cover the cost of entering into new options contracts, the Funds may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Funds may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

MicroStrategy, Inc. (“MSTR”) Risk (APED ETF Only). The Fund may invest in swap contracts and options that are based on the share price of MSTR. This subjects the Fund to the risk that MSTR’s share price decreases. If the share price of MSTR decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of MSTR, the Fund may also be subject to the following risks:

•	Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR (an “Underlying Security”). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

•	MSTR Trading Risk. The trading price of MSTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSTR, further influencing volatility in its market price. Public perception and other factors outside of the control of MSTR may additionally impact MSTR’s share price due to MSTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MSTR in the past. While MSTR continues to defend such actions, any judgment against MSTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of MSTR’s attention and resources. If MSTR trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.
•	MSTR Performance Risk. MSTR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSTR to decline. MSTR provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSTR provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MSTR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSTR could decline significantly.

25

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

•	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

•	Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with bitcoin by virtue of its investments in swaps and options contracts that reference MSTR. Investing in bitcoin exposes investors (such as MSTR and, in turn, MSTR shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments. Although bitcoin may be referred to as a “cryptocurrency,” it is not yet widely accepted as a means of payment.

Bitcoin faces additional risks beyond those typically associated with traditional investments. Its adoption as a payment network is hindered by technological limitations, including slow transaction speeds, high fees, and the reliance on “Layer II” solutions like the Lightning Network to address scalability challenges. These solutions introduce risks related to transparency and security, which may further affect bitcoin’s usability and adoption. The competitive landscape also poses a significant challenge, as blockchains like Ethereum, which support advanced applications such as smart contracts and decentralized finance, threaten bitcoin’s dominance. Furthermore, proposed updates to bitcoin’s protocol, such as forks, and its speculative nature as an asset class exacerbate the uncertainty surrounding its long-term value and utility. These factors, combined with the operational and regulatory risks associated with the broader digital asset market, could significantly impact the price of bitcoin, MSTR’s financial performance, and, consequently, the Fund’s investments linked to MSTR.

NVIDIA Corp. (“NVDA”) Risk (LAYS ETF and SPCY ETF Only). The Funds may invest in swap contracts and options that are based on the share price of NVDA. This subjects the Funds to the risk that NVDA’s share price decreases. If the share price of NVDA decreases, the Funds will likely lose value and, as a result, the Funds may suffer significant losses. Therefore, as a result of the Funds’ exposure to the value of NVDA, the Funds may also be subject to the following risks:

•	Indirect Investment in NVDA Risk. NVDA is not affiliated with the Trust, the Funds, the Adviser, the Sub-Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of NVDA but will be exposed to the performance of NVDA (an Underlying Security). Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

•	NVDA Performance Risk. NVDA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NVDA to decline. NVDA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NVDA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NVDA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NVDA could decline significantly.

26

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

NVDA’s accelerated computing platforms address four large markets: Gaming, Data Center, Professional Visualization, and Automotive. These markets experience rapid changes in technology, customer requirements, new product introductions and enhancements, and industry standards.

•	NVDA’s Trading Risk. The trading price of NVDA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NVDA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Nvidia Corporation, further influencing volatility in its market price. Public perception and other factors outside of the control of Nvidia Corporation may additionally impact NVDA’s stock price due to Nvidia Corporation garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Nvidia Corporation in the past. While Nvidia Corporation continues to defend such actions, any judgment against Nvidia Corporation, or any future stockholder litigation could result in substantial costs and a diversion of the management of Nvidia Corporation’s attention and resources. If NVDA trading is halted, trading in Shares of the LAYS ETF and SPCY ETF may be impacted, either temporarily or indefinitely.

•	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Super Micro Computers, Inc. (“SMCI”) Risk (SPCY ETF Only). The Fund may invest in swap contracts and options that are based on the share price of SMCI. This subjects the Fund to the risk that SMCI’s share price decreases. If the share price of SMCI decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of SMCI, the Fund may also be subject to the following risks:

•	Indirect Investment in SMCI Risk. SMCI is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of SMCI but will be exposed to the performance of SMCI (an “Underlying Security”). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.
•	SMCI Trading Risk. The trading price of SMCI may demonstrate volatility and wide fluctuations due to various factors inherent in the technology industry. Unlike some other sectors, the technology industry, including SMCI, is prone to significant price and volume fluctuations, occasionally unrelated to operational performance. Short sellers may also play a significant role in trading SMCI, impacting supply and demand dynamics and contributing to market price volatility. Moreover, external factors and public perception may disproportionately influence SMCI’s share price within the technology sector, with heightened public attention notwithstanding operational performance. Furthermore, SMCI, like other tech companies, may encounter securities class action litigation during periods of market volatility, potentially resulting in substantial costs and diverting management’s attention and resources. In the event of a trading halt for SMCI, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

27

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

•	SMCI Performance Risk. SMCI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SMCI to decline. SMCI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SMCI provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SMCI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SMCI could decline significantly.

•	Delisting Risk. SMCI announced in 2024 that it received a notification letter from NASDAQ stating that SMCI is not in compliance with Nasdaq listing rule 5250(c)(1), which requires timely filing of reports with the U.S. Securities and Exchange Commission. The letter, dated September 17, 2024, was sent as a result of SMCI’s delay in filing its Annual Report on Form 10-K for the period ending June 30, 2024 (the “Form 10-K”). The Nasdaq notice has no immediate effect on the listing or trading of SMCI’s common stock on the Nasdaq Global Select Market; however, should SMCI fail to comply with the rule within required timelines, it’s possible SMCI stock could be delisted which would prevent the Fund from continuing to operate.
•	Operational and Execution Risk. Adverse economic conditions may adversely affect SMCI’s business operations. Ongoing events in eastern Europe and the Taiwan Strait pose challenges and risks to SMCI, potentially impacting its business, financial condition, and operating results. Quarterly operating results have historically fluctuated and are likely to continue doing so in the future. Predicting revenue and margins for specific periods is challenging, and any revenue shortfall or margin decline may negatively impact SMCI’s operating results. As SMCI targets larger customers and sales opportunities, its customer base may become more concentrated, increasing costs, lowering margins, and exposing the company to inventory risks.

•	Strategic and Industry Risks. Failure to manage the expansion of international manufacturing capacity and business operations could harm SMCI’s business. Additionally, managing growth and expansion effectively is crucial for SMCI’s success. Expansion into markets outside the United States exposes SMCI to inherent risks associated with international business operations. Development of new products and enhancements to existing products is vital for SMCI’s growth; failure to predict or respond to emerging technological trends and changing customer needs may adversely affect its market share and operating results.

•	Legal and Regulatory Risks. SMCI is subject to complex and evolving laws and regulations concerning privacy, data protection, and other matters due to the nature of its products and services. Compliance with environmental, health, and safety laws and regulations is essential for SMCI due to its operations involving regulated materials. Failure to maintain effective internal control over financial reporting may lead to investor loss of confidence and decrease the market price of SMCI’s common stock.

•	Financial Risks. SMCI’s research and development expenditures are considerably higher than those of many competitors, impacting its financial performance. Future effective income tax rates could be affected by changes in operations and income among different geographic regions and changes in domestic and foreign income tax laws. Backlog will not significantly contribute to SMCI’s net sales in any quarter.
•	General Risks. SMCI’s products may not be perceived as supporting climate change mitigation efforts in the IT sector. Natural disaster events, including those related to climate change, may impact SMCI’s business and operations. Risks associated with the use of AI by SMCI’s workforce may arise. Expectations regarding environmental, social, and governance considerations expose SMCI to potential liabilities, reputational harm, and other unforeseen adverse effects on its business.

Tesla, Inc. (“Tesla”) Risk (ZIPP ETF Only). The Fund may invest in swap contracts and options that are based on the share price of Tesla. This subjects the Fund to the risk that Tesla’s share price decreases. If the share price of Tesla decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of Tesla, the Fund may also be subject to the following risks:

28

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

Indirect Investment in Tesla Risk. Tesla is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla but will be exposed to the performance of Tesla (an “Underlying Security”). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

•	Tesla Trading Risk. The trading price of Tesla may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of Tesla may be traded by short sellers which may put pressure on the supply and demand for the common stock of Tesla, further influencing volatility in its market price. Public perception and other factors outside of the control of Tesla may additionally impact Tesla’s stock price due to Tesla garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tesla in the past. While Tesla continues to defend such actions, any judgment against Tesla, or any future stockholder litigation could result in substantial costs and a diversion of the management of Tesla’s attention and resources. If Tesla trading is halted, trading in Shares of the Tesla Fund may be impacted, either temporarily or indefinitely.
•	Tesla Performance Risk. Tesla may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of Tesla to decline. Tesla provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tesla provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tesla’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tesla could decline significantly.

•	Electric Vehicles Risk. The future growth and success of Tesla are dependent upon consumers’ demand for electric vehicles, and specifically, its vehicles in an automotive industry that is generally competitive, cyclical and volatile. If the market for electric vehicles in general and Tesla vehicles in particular does not develop as Tesla expects, develops more slowly than it expects, or if demand for its vehicles decreases in its markets or its vehicles compete with each other, the business, prospects, financial condition and operating results of Tesla may be harmed. Tesla

•	is still at an earlier stage of development and have limited resources and production relative to established competitors that offer internal combustion engine vehicles. In addition, electric vehicles still comprise a small percentage of overall vehicle sales. As a result, the market for Tesla vehicles could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance and cost; (ii) perceptions about the limited range over which electric vehicles may be driven on a single battery charge, and access to charging facilities; (iii) competition, including from other types of alternative fuel vehicles, plug-in hybrid electric vehicles and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, such as wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of Tesla Finally, the target demographics for Tesla vehicles are highly competitive. Sales of vehicles in the automotive industry tend to be cyclical in many markets, which may expose Tesla to further volatility.

•	Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

29

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

•	Elon Musk’s Influence on Tesla Risk. The Fund’s performance is closely tied to the stock price of Tesla, which may be significantly impacted by the actions, decisions, and public statements of its CEO, Elon Musk. His social media activity, interviews, and public remarks have historically caused sharp volatility in Tesla’s stock price and have, at times, resulted in regulatory scrutiny and legal proceedings. Additionally, Mr. Musk’s leadership decisions, including strategic shifts or changes in Tesla’s business model, could introduce uncertainty. His involvement in multiple high-profile ventures, such as SpaceX and X (formerly Twitter), may also raise concerns about his focus on Tesla. Furthermore, any potential reduction in his role or departure from Tesla could negatively affect investor sentiment. Given Mr. Musk’s influence, Tesla’s valuation may be subject to sudden and unpredictable changes, which could materially impact the Fund’s performance.

Uber Technologies, Inc. (“Uber”) Risk (ZIPP ETF Only). The Fund may invest in swap contracts and options that are based on the share price of Uber. This subjects the Fund to the risk that Uber’s share price decreases. If the share price of Uber decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of Uber, the Fund may also be subject to the following risks:

•	Indirect Investment in Uber Risk. Uber is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Uber but will be exposed to the performance of Uber (an “Underlying Security”). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

•	Uber Trading Risk. The trading price of Uber may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading Uber, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence Uber’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of Uber, trading in shares of related funds may be impacted, either temporarily or indefinitely.

•	Uber Performance Risk. Uber may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of Uber to decline. Uber provides guidance regarding its expected financial and business performance, such as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Uber provides may not ultimately be accurate. If Uber’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Uber could decline significantly.
•	Driver Classification Risk. The classification of Uber’s drivers (“Drivers”) is currently being challenged in courts, by legislators and by government agencies in the United States and abroad. Uber is involved in numerous legal proceedings globally, including putative class and collective class action lawsuits, demands for arbitration, charges and claims before administrative agencies, and investigations or audits by labor, social security, and tax authorities that claim that Drivers should be treated as Uber’s employees (or as workers or quasi-employees where those statuses exist), rather than as independent contractors. Uber believes that Drivers are independent contractors because, among other things, they can choose whether, when, and where to provide services on Uber’s platform, are free to provide services on competitors’ platforms, and provide a vehicle to perform services on Uber’s platform. Nevertheless, Uber may not be successful in defending the classification of Drivers in some or all jurisdictions. Furthermore, the costs associated with defending, settling, or resolving pending and future lawsuits (including demands for arbitration) relating to the classification of Drivers have been and may continue to be material to Uber’s business.

30

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

•	Regulatory Risk. Uber operates in a particularly complex legal and regulatory environment. Uber’s business is subject to a variety of U.S. federal, state, local and foreign laws, rules, and regulations, including those related to internet activities, privacy, cybersecurity, data protection, intellectual property, competition, consumer protection, payments, labor and employment, transportation services, transportation network companies, licensing regulations and taxation. These laws and regulations are constantly evolving and may be interpreted, applied, created, or amended, in a manner that could harm Uber’s business.

•	Rideshare Company Risk. Uber competes on a global basis, and the markets in which it competes are highly fragmented. Uber faces significant competition from existing, well-established, and low-cost alternatives, and in the future Uber expects to face competition from new market entrants given the low barriers to entry that characterize Uber’s industry. In addition, within each of these markets, the cost to switch between products is low. Consumers have a propensity to shift to the lowest-cost or highest- quality provider; Drivers have a propensity to shift to the platform with the highest earnings potential; restaurants and other merchants have a propensity to shift to the delivery platform that offers the lowest service fee for their meals and other goods and provides the highest volume of orders; and shippers and carriers have a propensity to shift to the platform with the best price and most convenient service for hauling shipments.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect the Funds’ NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser's performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
APED ETF	1.29%
LAYS ETF	1.29%
SPCY ETF	1.29%
ZIPP ETF	1.29%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended June 30, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by a Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.06% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

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Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub- administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

 The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2025, there we no purchases or sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions for the Funds.

For the period ended June 30, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds. For the period ended June 30, 2025, there were no in-kind transactions associated with creations or redemptions for the Funds.

32

Notes to the Financial Statements	STKd ETFs
June 30, 2025 (Unaudited)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended June 30, 2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end.

During the period ended June 30, 2025 there were no distributions paid for the Funds.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

33

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at the meetings held between August 12-13, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

  the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Pinnacle Focused Opportunities ETF (the “Pinnacle ETF” or the “Fund”); and

  a Sub-Advisory Agreement between the Adviser and Pinnacle Family Advisors, LLC (“Pinnacle” or the “Sub-Adviser”) with respect to the Pinnacle ETF (the Sub-Advisory Agreement together with the Advisory Agreement, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meetings, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflect these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held on August 12 and August 13, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meetings, and the Adviser’s oral presentations and any other information that the Board received at the meetings and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of the Fund. The Board noted the Fund’s performance against its respective benchmark index. In this regard, the Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record. After considering all of the information, the Board concluded that the performance of the Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that while the Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Fund. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that Pinnacle was acting as the sponsor of the Pinnacle ETF, and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board also considered that there are additional parties not named above who also share in the economic responsibilities for certain series of the Trust. The Board considered that pursuant to these arrangements, if fund expenses, including payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the sub-advisory fee for the Fund was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.